Financial Assets and financial liabilities - Summary of weighted average assumptions were used to estimate the fair value of the warrant liability (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Annualized volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	4,021.2	2,294.1	2,667.5
Domestic risk-free interest rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	434.4	656.2	857.5
Foreign risk-free interest rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	12.9	169.7	253.7
Expected life of warrants in years [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Expected life of warrants in years	2 years 3 months 14 days	3 years 3 months 21 days	4 years 3 months 7 days